Summary of Significant Accounting Policies (Details) - Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet Is Reconciled - Common Stock [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet Is Reconciled [Line Items]
Gross proceeds			$ 100,000,000
Proceeds allocated to Public Warrants			(11,900,000)
Common Stock issuance costs			(5,322,219)
Plus: Remeasurement of carrying value to redemption value	$ 373,770	$ 998,892	18,722,219
Common Stock subject to possible redemption	6,860,609	10,489,562	$ 101,500,000
Redemption of Common Stock	$ (4,002,723)	(57,810,572)
Common Stock redemption payable		(34,198,758)
Plus: Remeasurement of carrying value to redemption value (net)		$ 998,892